CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands				3 Months Ended	9 Months Ended
		Sep. 30, 2024		Dec. 31, 2024	Sep. 30, 2025
Cash flows from operating activities:
Net loss		$ (2,631)		$ (17,867)	$ (61,545)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		69	[1]	1,134	8,555	[1]
Depreciation expense		0			30
Non-cash interest expense		0	[2]	2	2,185	[2]
Non-cash research and development expense related to Paragon option agreement		1,000		1,000	0
Non-cash lease expense		0			117
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities		0		2,172 [3]	6,422
Operating lease liability		0			60
Prepaid expenses and other current assets		0		(38)	(850)
Other assets		0			125
Net cash used in operating activities		0		(6,269)	(44,792)
Cash flows from investing activities:
Purchases of property and equipment		0			(726)
Net cash used in investing activities		0			(726)
Cash flows from financing activities:
Proceeds from the Pre-Closing Financing, net		0			143,027
Cash acquired in connection with the reverse recapitalization		0			1,269
Proceeds from early exercise of options		0			5
Repurchase of equity awards		0			(177)
Proceeds from issuance of common stock				315
Proceeds from issuance of Series Seed convertible preferred stock, net				4,000
Proceeds from the issuance of notes payable, net of issuance costs	[4]			37,480
Payment of deferred offering costs				(760)
Net cash provided by financing activities		0		41,035	144,124
Net increase in cash		0		34,766	98,606
Cash at beginning of period		0		0	34,766
Cash, cash equivalents, and restricted cash at end of period		0		34,766	133,372
Supplemental disclosure of non-cash financing activities:
Operating lease liability arising from obtaining operating right-of-use asset		0			1,681
Assets acquired in connection with the reverse recapitalization		0			1,710
Other liabilities assumed in connection with the reverse recapitalization		0			(2,454)
Purchases of property and equipment included in accounts payable and accrued expenses		0			86
Deferred offering costs in accrued expenses and other current liabilities		0		53	19
Convertible note principal and non-cash accrued interest converted to ordinary shares		0			40,515
Non-cash exchange of Pre-Merger Crescent Series Seed Preferred Stock for Series A Non-Voting Convertible Preferred Shares		0			4,000
Nonrelated Party
Changes in operating assets and liabilities:
Accounts payable		1,562		107	1,057
Related Party
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense					2,027
Non-cash interest expense					865
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities				341
Related party accounts payable and other current liabilities		$ 0		7,221	$ (948)
Cash flows from financing activities:
Proceeds from the issuance of notes payable, net of issuance costs				$ 14,993

[1]	Includes related party amount of $2,027, which is classified as a liability, for the nine months ended September 30, 2025.
[2]	Includes related party amount of $865 for the nine months ended September 30, 2025.
[3]	Includes related party amount of $341 for the period from September 19, 2024 (inception) to December 31, 2024.
[4]	Includes related party amount of $14,993 for the period from September 19, 2024 (inception) to December 31, 2024.